Leases - Lease liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
As at 31 December 2018
Lease liabilities		£ 529	£ 569
Effects of changes in accounting policies	[1]			£ (2,150)
Lease liabilities, Beginning Balance		569
Interest expense		25	488
New leases		43
Disposals		7
Cash payments		(106)
Foreign currency translation		5
Lease liabilities, Ending Balance		529	569
Previously stated [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Lease liabilities		0	0
Lease liabilities, Beginning Balance		£ 0
Lease liabilities, Ending Balance			0
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			580
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies			£ 569

[1]

d Effects of changes in accounting policies relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

e